Organization (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 13,060	$ 3,610	$ 7,787	$ 5,477	$ 13,418
Restricted cash	3,459	1,153
Accounts receivable	65,720	28,257
Receivable from MVNO franchisees	3,514	4,319
Inventories	17,031	12,682
Prepaid expenses and other current assets	16,240	6,599
Total current assets	119,531	58,079
Non-current assets:
Property and equipment, net	1,362	1,488
Intangible assets, net	20,004	15,498
Goodwill	736	693	741
Deferred tax assets	1,463	1,054
Other non-current assets	2,994	529
Total non-current assets	29,201	19,951
Total assets	148,732	78,030
Current liabilities:
Accounts payable	49,690	22,691
Accrued expenses and other payables		50
Deferred revenue	7,960	11,995
Short-term bank borrowings	12,648	6,306
Total current liabilities	92,748	50,487
Non-current liabilities
Deferred tax liabilities	3,555	2,170
Total non-current liabilities	8,979	14,032
Total liabilities	101,727	64,519
Income Statement [Abstract]
Net revenues	154,307	120,586	75,072
Net (loss) income	(12,359)	2,596	795
Statement of Cash Flows [Abstract]
Net increase (decrease) in cash and cash equivalents	9,450	(4,177)	(5,631)
VIE [Member]
Current assets:
Cash and cash equivalents	51	414
Restricted cash	3,459	1,153
Accounts receivable	2,565	129
Receivable from MVNO franchisees	3,514	4,319
Inventories	221	67
Prepaid expenses and other current assets	423	926
Total current assets	10,233	7,008
Non-current assets:
Property and equipment, net	897	987
Intangible assets, net	8,393	8,609
Goodwill	736	693
Deferred tax assets	940	1,054
Other non-current assets	81	58
Total non-current assets	11,047	11,401
Total assets	21,280	18,409
Current liabilities:
Accounts payable	4,143	4,598
Accrued expenses and other payables	4,038	2,778
Deferred revenue	5,904	9,134
Short-term bank borrowings		721
Intercompany payables	14,279	7,923
Total current liabilities	28,364	25,154
Non-current liabilities
Deferred tax liabilities	1,550	1,539
Total non-current liabilities	1,500	1,539
Total liabilities	29,864	26,693
Income Statement [Abstract]
Net revenues	32,074	35,138	19,957
Net (loss) income	347	(3,381)	(5,029)
Statement of Cash Flows [Abstract]
Net cash provided by (used in) operating activities	683	(2,128)	2,413
Net cash used in investing activities	(281)	(634)	(1,622)
Net cash (used in) provided by financing activities	(765)	721	(770)
Net increase (decrease) in cash and cash equivalents	$ (363)	$ (2,041)	$ 21